Note 13 - Earnings Per Share (Details) - Weighted Average Shares Outstanding In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Weighted average shares outstanding:
Basic	88,529	128,595	117,937	92,563
Convertible securities				[1]
Diluted	88,529 [2]	128,595 [2]	117,937 [2]	92,563

[1]	No share adjustments are included in the dilutive weighted average shares outstanding computation as the Successor 2013 Period resulted in a net loss.
[2]	No share adjustments are included in the dilutive weighted average shares outstanding computation as each period was a net loss.